Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Schedule of Changes in Accumulated Other Comprehensive (Loss) Income by Component Net of Tax

The following table presents the changes in accumulated other comprehensive (loss) income by component net of tax for the years ended December 31, 2013 and 2012.

(Dollars in thousands)	Pretax	Tax Effect	After-tax	Affected Line Item in the Consolidated Statements of Income
Balance as of December 31, 2012	$2,823	$(959)	$1,864
Unrealized holding loss on available-for-sale securities arising during the period	(3,195)	1,086	(2,109)
Amount reclassified for net gains included in net income	(159)	54	(105)	(a) (b)
Unrealized loss on securities transferred from available-for-sale to held-to-maturity	(1,931)	657	(1,274)
Amortization of held-to-maturity discount resulting from transfer	255	(87)	168

Total other comprehensive loss	(5,030)	1,710	(3,320)

BALANCE AS OF DECEMBER 31, 2013	$(2,207)	$751	$(1,456)

Balance as of December 31, 2011	$2,166	$(736)	$1,430
Unrealized holding gain on available-for-sale securities arising during the period	657	(223)	434

Total other comprehensive income	657	(223)	434

BALANCE AS OF DECEMBER 31, 2012	$2,823	$(959)	$1,864

(a)	Securities gain, net.
(b)	Federal income tax provision.